Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Nov. 10, 2014
Document Effective Date	Nov. 10, 2014
Prospectus Date	Nov. 11, 2014
Dreyfus Total Emerging Markets Fund | A
Risk/Return:
Trading Symbol	DTMAX
Dreyfus Total Emerging Markets Fund | C
Risk/Return:
Trading Symbol	DTMCX
Dreyfus Total Emerging Markets Fund | I
Risk/Return:
Trading Symbol	DTEIX
Dreyfus Total Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DTMYX